AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.5%
Long-Term Municipal Bonds – 92.1%
Alabama – 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$4,132,310
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,000	5,008,380
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,186,383
Series 2021 4.00%, 02/01/2039	1,675	1,644,272
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	3,770	3,456,204

		16,427,549

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,407,096
Series 2018 6.50%, 09/01/2028(a)	295	319,563
7.125%, 09/01/2038(a)	280	312,593

		2,039,252

Arizona – 1.6%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	935	970,776
5.00%, 11/01/2031	800	883,617
5.00%, 11/01/2032	650	717,213
5.00%, 11/01/2033	900	987,680
Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2041	500	454,439
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(a) (b) (c)	1,000	650,000
6.75%, 07/01/2030(a) (b) (c)	1,000	650,000

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	$1,800	$1,812,438
5.00%, 02/01/2026	1,200	1,291,434
5.00%, 02/01/2028	1,000	1,125,642
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,296,497
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,187,325
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2029	3,945	4,277,667
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	1,958,174
County of Pima AZ Sewer System Revenue Series 2016 5.00%, 07/01/2023	1,000	1,010,792
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(a)	2,000	2,009,040
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2028 (Pre-refunded/ETM)	5,000	5,717,523

		33,000,257

Arkansas – 0.0%
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	1,000	983,206

California – 9.3%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	3,315	2,747,474
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)	1,000	845,514
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050	10,500	10,499,745
7.75%, 01/01/2050(a)	1,250	1,251,385

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	$250	$167,392
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2023	10,000	10,000,000
California State Public Works Board (State of California Department of Corrections & Rehabilitation Lease) Series 2018 5.00%, 05/01/2029	2,995	3,429,988
California State University Series 2021-B 2.374%, 11/01/2035	1,000	777,621
City & County of San Francisco CA Series 2022-R 5.00%, 06/15/2023	4,250	4,292,319
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2027	1,410	1,533,756
5.00%, 05/15/2039	1,000	1,069,476
Series 2021 5.00%, 05/15/2035	4,000	4,491,951
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	1,000	806,370
Contra Costa CA Community College District Series 2013 5.00%, 08/01/2038 (Pre-refunded/ETM)	3,250	3,293,241
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	6,500	5,372,775
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	2,000	1,614,563
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	2,000	1,542,367
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	1,500	1,107,426
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	3,500	2,891,393

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	$2,300	$1,971,653
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	1,000	795,142
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	2,000	1,500,631
Los Angeles Department of Water & Power System Revenue Series 2021-B 5.00%, 07/01/2041	10,000	11,318,471
Orange County Transportation Authority Series 2021 5.00%, 10/15/2024 (Pre-refunded/ETM)	3,505	3,659,980
Pajaro Valley Unified School District Series 2013-A 5.00%, 08/01/2038 (Pre-refunded/ETM)	1,700	1,722,619
Riverside County Transportation Commission Series 2013-A 5.75%, 06/01/2048 (Pre-refunded/ETM)	7,000	7,078,763
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(d)	5,000	4,510,343
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2035	3,100	3,123,666
4.00%, 07/01/2036	8,395	8,368,112
4.00%, 07/01/2039	7,075	6,901,498
4.00%, 07/01/2040	8,655	8,424,895
4.00%, 07/01/2041	3,325	3,232,941
5.00%, 07/01/2030	2,785	3,140,636
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2025	5,480	5,733,834
Series 2021-A 5.00%, 05/01/2031	3,275	3,732,478
5.00%, 05/01/2036	5,960	6,574,694
San Joaquin Hills Transportation Corridor Agency Series 2021 5.00%, 01/15/2033	5,000	5,744,342
State of California Series 2014 5.00%, 05/01/2025	2,960	3,065,454
Series 2021 4.00%, 10/01/2023	10,000	10,112,342
4.00%, 12/01/2024	2,655	2,736,324

	Principal Amount (000)	U.S. $ Value

4.00%, 10/01/2034	$2,690	$2,913,813
4.00%, 10/01/2035	2,935	3,149,613
5.00%, 09/01/2023	6,000	6,093,413
5.00%, 10/01/2024	3,590	3,752,394
University of California Series 2013-A 5.00%, 05/15/2048	3,000	3,022,294
Series 2022-S 5.00%, 05/15/2024	6,000	6,209,727
5.00%, 05/15/2025	4,000	4,257,459

		190,582,287

Colorado – 2.5%
Arapahoe County School District No. 5 Cherry Creek Series 2022 4.00%, 12/15/2038	2,655	2,748,491
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	1,510	1,510,955
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2026	1,700	1,825,452
5.00%, 12/01/2028	10,000	11,068,686
5.00%, 12/01/2029	6,555	7,248,946
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,882,805
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,015	1,126,337
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	640	706,080
5.00%, 08/01/2033	750	823,777
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	1,445	1,468,827
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,705,061
Denver City & County School District No. 1 Series 2014-B 5.00%, 12/01/2023	4,730	4,833,308
E-470 Public Highway Authority Series 2021-B 3.231% (SOFR + 0.35%), 09/01/2039(d)	2,000	1,991,457
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,952	1,606,164

	Principal Amount (000)	U.S. $ Value

State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	$6,000	$7,356,296
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 3.75%, 12/01/2040	1,050	859,153
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042	1,000	1,024,502
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	271,240

		51,057,537

Connecticut – 3.3%
City of New Haven CT Series 2018-A 5.50%, 08/01/2035	1,920	2,124,995
Connecticut State Health & Educational Facilities Authority Series 2023-A 2.80%, 07/01/2048(e)	7,710	7,699,403
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2035	1,500	1,509,054
4.00%, 07/01/2036	1,500	1,489,052
4.00%, 07/01/2037	1,000	980,680
4.00%, 07/01/2040	1,500	1,429,813
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2020 1.10%, 07/01/2048	10,105	10,101,669
Series 2022 1.10%, 07/01/2049	8,000	7,637,978
State of Connecticut Series 2013-A 5.00%, 10/15/2024	5,035	5,129,035
Series 2014-A 5.00%, 03/01/2028	2,230	2,294,263
Series 2014-F 5.00%, 11/15/2026	1,275	1,334,902
Series 2015-B 5.00%, 06/15/2025	4,330	4,599,048
5.00%, 06/15/2028	2,840	3,016,773
Series 2016-A 5.00%, 03/15/2032	2,160	2,326,369
Series 2018-B 5.00%, 04/15/2028	1,440	1,632,301

	Principal Amount (000)	U.S. $ Value

State of Connecticut Clean Water Fund - State Revolving Fund Series 2013-A 5.00%, 03/01/2024	$4,360	$4,368,668
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2038	3,040	3,417,157
5.00%, 05/01/2040	1,000	1,118,521
Series 2021-D 4.00%, 11/01/2037	2,250	2,346,388
4.00%, 11/01/2038	4,185	4,327,636

		68,883,705

District of Columbia – 1.7%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2039	2,000	2,063,177
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,178,468
5.00%, 08/31/2030	5,025	5,494,234
5.00%, 02/29/2032	5,475	6,010,838
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2025	5,500	5,806,376
5.00%, 10/01/2026	3,065	3,291,460
Series 2021-A 4.00%, 10/01/2038	2,500	2,492,287
5.00%, 10/01/2036	1,695	1,869,762
Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2021-A 4.00%, 07/15/2039	2,450	2,523,615

		34,730,217

Florida – 4.1%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	2,500	2,211,478
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2025(a)	300	299,023
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.125%, 06/01/2042	2,400	2,449,918
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	4,746,450
County of Broward FL Airport System Revenue Series 2013-A 5.25%, 10/01/2033 (Pre-refunded/ETM)	2,410	2,450,690
Series 2019-A 4.00%, 10/01/2044	16,215	15,643,407
Series 2019-C 2.384%, 10/01/2026	2,600	2,423,256

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2023	$6,100	$6,152,057
5.00%, 06/01/2024	5,000	5,156,311
5.00%, 06/01/2026	2,885	3,050,817
5.00%, 06/01/2027	4,515	4,770,904
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	115	80,888
Zero Coupon, 10/01/2031	140	93,682
Zero Coupon, 10/01/2032	100	63,732
Zero Coupon, 10/01/2033	115	69,336
Zero Coupon, 10/01/2034	125	70,967
Florida Development Finance Corp. Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)	10,000	9,993,972
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2042	2,000	1,752,649
5.00%, 06/15/2042	2,550	2,559,359
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2023	1,500	1,525,271
Series 2021 1.425%, 10/01/2026	500	443,088
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	4,420	4,887,766
5.00%, 10/01/2033	4,000	4,315,790
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028	1,000	1,042,782
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036(e)	1,000	940,135
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,017,603
Village Community Development District No. 13 Series 2019 3.55%, 05/01/2039	4,195	3,511,129
Village Community Development District No. 14 Series 2022 5.50%, 05/01/2053	2,750	2,767,700

		84,490,160

	Principal Amount (000)	U.S. $ Value

Georgia – 3.9%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2034	$4,490	$4,367,686
5.00%, 07/01/2035	5,065	4,853,571
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2038	3,440	3,787,955
5.00%, 07/01/2042	6,830	7,369,984
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,726,860
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	5,000	4,819,104
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	2,075	2,079,066
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	9,370	9,407,314
Series 2018-C 4.00%, 08/01/2048	6,850	6,888,833
Series 2021-A 4.00%, 07/01/2052	31,710	32,319,479
Richmond County Board of Education Series 2021 5.00%, 10/01/2023	3,400	3,460,451

		81,080,303

Guam – 0.2%
Territory of Guam Series 2019 5.00%, 11/15/2031	135	144,982
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2025	865	901,033
5.00%, 11/15/2031	2,070	2,142,109
Series 2021-F 5.00%, 01/01/2028	500	538,172

		3,726,296

Illinois – 3.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2027	1,200	1,257,005
Series 2019-B 5.00%, 12/01/2030	135	142,142
5.00%, 12/01/2031	265	278,714
5.00%, 12/01/2033	100	104,614
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2034	2,500	2,744,831
5.00%, 01/01/2037	5,260	5,661,015
5.00%, 01/01/2038	1,000	1,072,922

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2029	$5,000	$5,228,353
Series 2016-C 5.00%, 01/01/2033	5,000	5,324,040
Series 2017-B 5.00%, 01/01/2035	1,475	1,591,142
Series 2018-A 5.00%, 01/01/2037	1,000	1,070,335
Series 2022 4.00%, 01/01/2042	2,000	1,996,215
5.00%, 01/01/2028	680	738,987
5.00%, 01/01/2031	600	678,842
5.00%, 01/01/2042	3,850	4,131,930
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.50%, 01/01/2025	2,250	2,270,345
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2024	1,630	1,672,830
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	100	100,575
5.00%, 09/01/2026	100	102,591
5.00%, 09/01/2027	100	103,057
5.00%, 09/01/2029	100	103,501
5.00%, 09/01/2033	200	204,035
5.00%, 09/01/2034	100	101,262
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2035	1,400	1,735,595
5.00%, 10/01/2036	2,500	3,062,289
5.00%, 10/01/2037	1,350	1,636,931
Illinois Finance Authority (Washington and Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	7,833,534
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(a)	1,250	1,260,268
7.17%, 11/01/2038	125	130,197
Illinois State Toll Highway Authority Series 2020-A 5.00%, 01/01/2040	1,080	1,193,714
Series 2021-A 5.00%, 01/01/2043	6,700	7,386,251
State of Illinois Series 2014 5.00%, 05/01/2030	3,810	3,879,944
Series 2022-A 5.50%, 03/01/2042	2,945	3,204,200
Series 2022-B 5.25%, 10/01/2037	3,000	3,271,894

		71,274,100

	Principal Amount (000)	U.S. $ Value

Indiana – 1.7%
City of Fort Wayne IN Series 2022 9.00%, 12/01/2044(a)	$2,740	$2,763,182
10.75%, 12/01/2029	370	369,647
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	2,305	1,772,296
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,923,625
4.50%, 05/01/2035	7,555	7,782,895
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,177,082
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(e)	1,000	804,403
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	8,150	7,691,267
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	495	428,680
Series 2022-A 4.25%, 11/01/2030	1,535	1,523,643
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,136,133

		35,372,853

Iowa – 1.9%
Iowa Finance Authority Series 2022-E 3.81% (SOFR + 0.80%), 01/01/2052(d)	8,000	7,890,811
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050	5,000	4,991,723
5.00%, 12/01/2050	7,000	7,141,245
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,190,912
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2034	500	510,175

	Principal Amount (000)	U.S. $ Value

4.00%, 06/01/2035	$515	$520,424
4.00%, 06/01/2037	1,000	991,231
4.00%, 06/01/2038	1,000	986,415
4.00%, 06/01/2040	500	485,123
5.00%, 06/01/2031	900	995,114
Series 2021-B 4.00%, 06/01/2049	1,890	1,889,916
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	11,130	11,552,734

		40,145,823

Kansas – 0.3%
Kansas Development Finance Authority Series 2021 5.00%, 11/15/2054	5,280	5,870,040
5.00%, 11/15/2054 (Pre-refunded/ETM)	720	820,207

		6,690,247

Kentucky – 2.8%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026	180	189,441
5.00%, 02/01/2027	195	208,567
5.00%, 02/01/2030	125	138,680
5.00%, 02/01/2031	150	163,625
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(a)	1,150	1,130,242
Kentucky Municipal Power Agency NATL Series 2015-A 5.00%, 09/01/2023	1,875	1,899,831
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	7,260	7,273,572
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 8.795% (CPI + 1.05%), 12/01/2049(d)	20,000	20,162,766
Series 2019-C 4.00%, 02/01/2050	9,015	9,040,062
Series 2022-A 4.00%, 08/01/2052	18,485	18,448,006

		58,654,792

Louisiana – 0.6%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2030	1,910	2,233,837
5.00%, 12/01/2035	2,680	2,995,001
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,800	1,970,252

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	$340	$350,403
6.10%, 06/01/2038(a)	455	493,190
6.10%, 12/01/2040(a)	390	422,744
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.51% (SOFR + 0.50%), 05/01/2043(d)	4,960	4,857,680

		13,323,107

Maryland – 2.4%
County of Montgomery MD Series 2019-A 5.00%, 11/01/2026	5,925	6,543,388
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 06/30/2040	8,795	9,110,696
Maryland Health & Higher Educational Facilities Authority (Stevenson University, Inc.) Series 2021 4.00%, 06/01/2039	500	491,253
State of Maryland Series 2017-B 5.00%, 08/01/2024	5,790	6,020,703
Series 2018-A 5.00%, 03/15/2023	5,000	5,015,556
Series 2020-B 5.00%, 08/01/2028	9,315	10,717,881
Series 2022-C 5.00%, 03/01/2026	11,500	12,489,356

		50,388,833

Massachusetts – 1.5%
Commonwealth of Massachusetts AGC Series 2007-A 3.545% (LIBOR 3 Month + 0.57%), 05/01/2037(d)	3,275	3,217,123
Series 2020-B 5.00%, 07/01/2024	7,380	7,658,131
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	3,200	3,161,947
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2004-C 5.25%, 07/01/2023	3,520	3,560,855
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2006 9.59% (CPI + 0.99%), 08/01/2023(d)	2,275	2,314,521

	Principal Amount (000)	U.S. $ Value

Series 2021-2 4.00%, 02/01/2023	$1,645	$1,645,000
Massachusetts Development Finance Agency (Broad Institute Inc. (The)) Series 2017 5.00%, 04/01/2028	1,655	1,850,436
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2037	2,250	2,458,140
5.00%, 07/01/2039	5,000	5,425,415

		31,291,568

Michigan – 1.7%
City of Detroit MI Series 2018 5.00%, 04/01/2035	750	776,887
5.00%, 04/01/2036	305	312,950
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.794% (LIBOR 3 Month + 0.60%), 07/01/2032(d)	2,605	2,550,804
Detroit City School District AGM Series 2005-A 5.25%, 05/01/2029	3,860	4,495,866
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2026	1,000	1,075,586
5.00%, 04/01/2027	1,735	1,879,543
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	10,545	10,896,124
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,917,680
Michigan Finance Authority (Michigan Finance Authority Drinking Water Revolving Fund) Series 2021 5.00%, 10/01/2026	1,250	1,374,355
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2028	3,075	3,302,563
5.00%, 06/30/2029	6,015	6,447,251

		35,029,609

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.4%
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 4.00%, 01/01/2038	$4,250	$4,218,568
5.00%, 01/01/2039	2,105	2,294,724
State of Minnesota Series 2022-B 5.00%, 08/01/2024	2,000	2,079,690

		8,592,982

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(a)	1,000	1,071,431
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,500	1,542,178

		2,613,609

Missouri – 0.7%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	11,975	12,437,404
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	135	137,712
5.75%, 03/01/2027	120	123,656
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,568,387

		14,267,159

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	2,049,581
5.00%, 02/15/2033	1,350	1,428,792

		3,478,373

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	15,000	15,163,975
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	6,115	6,192,875

		21,356,850

Nevada – 2.5%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(a)	160	156,081

	Principal Amount (000)	U.S. $ Value

Clark County School District Series 2021-A 4.00%, 06/15/2034	$10,085	$10,800,346
5.00%, 06/15/2027	3,500	3,892,160
Series 2021-B 5.00%, 06/15/2027	5,170	5,749,277
5.00%, 06/15/2028	6,710	7,625,424
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2036	5,000	5,276,480
4.00%, 06/01/2037	6,350	6,636,209
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050	3,800	3,800,635
Tahoe-Douglas Visitors Authority Series 2020 4.00%, 07/01/2027	1,200	1,216,975
5.00%, 07/01/2029	2,625	2,807,677
5.00%, 07/01/2032	2,035	2,177,525
5.00%, 07/01/2035	805	845,512

		50,984,301

New Hampshire – 0.0%
New Hampshire Business Finance Authority Series 2022-2 0.35%, 09/20/2036	8,500	207,966

New Jersey – 4.4%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-B, Class 1 3.87%, 11/15/2035(a)	12,363	11,619,057
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	1,150	1,191,090
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2026	2,130	2,205,483
5.00%, 10/01/2027	1,680	1,747,119
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,365	1,379,421
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	563,438
4.00%, 07/01/2040	750	761,645
4.00%, 07/01/2041	835	843,510
5.00%, 07/01/2034	845	994,751
5.00%, 07/01/2035	400	465,451
5.00%, 07/01/2036	600	690,812
5.00%, 07/01/2037	600	684,055
5.00%, 07/01/2038	745	846,984

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority Series 2014-C 5.25%, 06/15/2032	$2,960	$3,085,542
Series 2020-A 5.00%, 06/15/2036	1,140	1,252,815
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	4,722,217
Series 2018-A 5.00%, 06/15/2028	4,170	4,492,824
5.00%, 06/15/2029	17,500	18,824,327
5.00%, 06/15/2030	1,500	1,609,301
5.00%, 06/15/2031	3,000	3,210,510
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2028	4,785	4,952,541
Series 2017-A 5.00%, 01/01/2033	7,300	8,004,135
Series 2021-B 0.897%, 01/01/2025	1,000	938,492
1.713%, 01/01/2029	1,350	1,165,374
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2030	4,750	5,133,214
Series 2018-B 5.00%, 06/01/2046	3,495	3,528,890
Township of Jefferson NJ Series 2022 3.00%, 06/16/2023	5,380	5,380,100

		90,293,098

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund Series 2022-A 5.00%, 07/01/2031	1,000	1,210,313
Winrock Town Center Tax Increment Development District No. 1 Series 2022 4.00%, 05/01/2033(a)	1,035	921,944

		2,132,257

New York – 9.4%
City of New York NY Series 2020-A 5.00%, 08/01/2026	3,940	4,320,074
Series 2021 1.396%, 08/01/2027	3,120	2,741,444
Series 2021-A 4.00%, 08/01/2041	2,000	2,007,457
Series 2021-F 5.00%, 06/01/2044	2,500	2,626,924
County of Nassau NY Series 2022-A 4.00%, 04/01/2042	2,205	2,176,532

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2013-A 5.00%, 11/15/2026 (Pre-refunded/ETM)	$2,300	$2,316,347
Series 2013-E 5.00%, 11/15/2025 (Pre-refunded/ETM)	8,510	8,683,765
Series 2016-A 5.00%, 11/15/2024	1,130	1,167,771
Series 2016-B 5.00%, 11/15/2027	1,370	1,443,320
Series 2017-B 5.00%, 11/15/2023	1,110	1,124,556
5.00%, 11/15/2025	1,935	2,034,315
5.00%, 11/15/2026	555	590,955
Series 2017-C 5.00%, 11/15/2026	1,275	1,357,600
5.00%, 11/15/2027	1,745	1,878,780
5.00%, 11/15/2028	1,000	1,062,574
Series 2020-A 5.00%, 11/15/2045	5,120	5,592,672
Series 2020-E 4.00%, 11/15/2026	1,000	1,027,579
5.00%, 11/15/2028	4,000	4,320,903
Series 2021-D 3.211% (SOFR + 0.33%), 11/01/2035(d)	1,975	1,970,195
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2018 5.00%, 08/01/2023	6,810	6,899,251
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028	6,565	6,749,098
Series 2021 2.202%, 03/15/2034	2,000	1,628,753
2.252%, 03/15/2032	2,000	1,690,141
Series 2022-A 4.00%, 03/15/2042	5,000	5,002,033
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	825,338
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 5.00%, 03/15/2025	2,225	2,350,848
Series 2022-A 5.00%, 03/15/2030	21,850	25,876,654
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	43,628,111
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	1,700	1,783,864
5.00%, 12/01/2040	2,850	2,958,167

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	$345	$345,171
Port Authority of New York & New Jersey Series 2021-2 5.00%, 07/15/2028	1,025	1,131,971
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2028	2,265	2,454,744
5.00%, 06/01/2032	2,245	2,488,823
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	4,740	5,091,712
Series 2021-A 2.00%, 05/15/2045	2,945	2,856,401
2.591%, 05/15/2036	2,000	1,557,116
2.917%, 05/15/2040	1,000	756,224
Series 2022-A 5.00%, 08/15/2024	16,500	17,111,457
Series 2022-E 3.931% (SOFR + 1.05%), 04/01/2026(d)	6,000	6,061,351
Trust for Cultural Resources of The City of New York (The) Series 2014 5.00%, 08/01/2043 (Pre-refunded/ETM)	5,000	5,066,276

		192,757,267

North Carolina – 0.4%
Fayetteville State University Series 2023 5.00%, 04/01/2032(a)	655	731,841
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	6,710	7,088,413
Series 2021 5.00%, 03/01/2028	1,175	1,333,334

		9,153,588

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a) (b) (c)	425	233,750
7.00%, 12/15/2043(a) (b) (c)	440	242,000

		475,750

Ohio – 2.4%
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2036	5,000	5,271,500
Series 2019 5.00%, 02/15/2035	1,425	1,616,379
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2039	1,000	968,372

	Principal Amount (000)	U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	$3,385	$3,528,246
City of Cleveland OH Airport System Revenue AGM Series 2016-B 5.00%, 01/01/2024	1,075	1,099,966
City of Cleveland OH Income Tax Revenue Series 2017-B1 5.00%, 10/01/2027	2,500	2,804,300
5.00%, 10/01/2029	3,085	3,487,829
5.00%, 10/01/2030	2,000	2,260,167
Series 2017-B2 5.00%, 10/01/2029	1,485	1,678,907
City of Columbus OH Series 2013-A 5.00%, 08/15/2023	1,390	1,409,626
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	5,600	5,757,125
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,055,486
Northeast Ohio Regional Sewer District Series 2013 5.00%, 11/15/2043 (Pre-refunded/ETM)	6,000	6,042,645
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,373,763
5.00%, 02/01/2039	3,860	4,213,835
Ohio Turnpike & Infrastructure Commission Series 2013A-1 5.00%, 02/15/2024	5,005	5,009,455

		48,577,601

Oklahoma – 0.2%
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	2,500	2,392,152
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	1,951,641

		4,343,793

Oregon – 1.3%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,020,598
Lane County School District No 4J Eugene Series 2022 5.00%, 06/15/2024	8,780	9,098,959

	Principal Amount (000)	U.S. $ Value

Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	$4,750	$5,449,712
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2038	5,000	4,962,129
4.00%, 07/01/2040	3,500	3,449,429
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2029	1,910	2,134,724

		26,115,551

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	3,745	3,128,647

Pennsylvania – 4.8%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2041	5,255	5,112,155
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041	1,000	657,893
Series 2020-B 5.00%, 02/01/2040	2,000	1,893,396
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,000	1,046,614
5.00%, 07/01/2033	1,150	1,195,557
5.00%, 07/01/2034	1,300	1,333,066
5.00%, 07/01/2035	1,050	1,067,090
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	1,000	1,006,808
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	14,319,054
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	3,035	3,324,186
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2032	1,000	1,112,526
5.00%, 10/01/2033	1,135	1,259,413
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2024	3,600	3,682,290

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	$10,000	$9,831,084
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 3.50%, 03/01/2025	955	924,985
5.00%, 03/01/2033	1,600	1,517,288
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,631,075
Series 2022 4.00%, 05/01/2036	1,100	1,111,322
4.00%, 05/01/2037	1,500	1,506,968
4.00%, 05/01/2038	1,375	1,373,940
4.00%, 05/01/2039	1,500	1,498,476
4.00%, 05/01/2040	2,000	1,988,355
4.00%, 05/01/2041	3,000	2,985,424
4.00%, 05/01/2042	2,125	2,087,304
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	1,300	1,268,755
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,003,244
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.36% (MUNIPSA + 0.70%), 11/15/2047(d)	5,000	4,851,017
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042	2,000	1,980,124
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2028	1,750	1,967,495
5.00%, 12/01/2029	1,255	1,409,887
Series 2017-B 5.00%, 06/01/2034	5,830	6,263,259
5.00%, 06/01/2036	1,750	1,858,643
Series 2019 5.00%, 12/01/2023	4,250	4,335,748
Series 2021-A 3.00%, 12/01/2042	1,245	1,038,742

	Principal Amount (000)	U.S. $ Value

Series 2021-B 4.00%, 12/01/2039	$2,000	$2,026,962
Series 2022-A 5.00%, 12/01/2036	1,000	1,160,068
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,027,878
School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2034	5,000	5,303,480

		98,961,571

Puerto Rico – 0.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	261	244,413
Zero Coupon, 07/01/2033	4,179	2,420,072
4.00%, 07/01/2033	3	2,712
4.00%, 07/01/2035	3	2,368
4.00%, 07/01/2037	2	1,980
4.00%, 07/01/2041	3	2,617
4.00%, 07/01/2046	3	2,638
5.25%, 07/01/2023	752	755,179
5.625%, 07/01/2027	1,388	1,453,991
5.625%, 07/01/2029	1,128	1,199,422
5.75%, 07/01/2031	228	247,335
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	19	8,434
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	100	100,512
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,010	1,003,107
5.25%, 07/01/2036	1,095	1,100,608
5.25%, 07/01/2041	790	794,983
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	970	974,537
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032	1,260	792,225
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	790	743,613

		11,850,746

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,502,522

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.5%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	$525	$511,192
5.26%, 11/01/2032	100	99,165
5.41%, 11/01/2039	1,315	1,290,754
6.28%, 11/01/2039	100	98,262
County of Richland SC Series 2021-A 5.00%, 03/01/2028	13,020	14,841,723
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	1,000	768,656
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	1,000	1,043,611
5.00%, 12/01/2036	1,535	1,588,721
Series 2016-B 5.00%, 12/01/2037	5,040	5,226,879
Series 2016-C 5.00%, 12/01/2035	930	970,575
Series 2020-A 4.00%, 12/01/2042	2,260	2,216,133
Series 2021-B 4.00%, 12/01/2039	1,975	1,970,558

		30,626,229

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,410	1,354,989
Series 2016-B Zero Coupon, 12/01/2024(a)	1,405	1,281,747
Zero Coupon, 12/01/2031(a)	1,000	619,127
City of Pigeon Forge TN Series 2021-B 5.00%, 06/01/2024	4,545	4,701,010
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 1.65%, 07/01/2045(f)	700	700,000
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(a)	1,000	1,013,126
9.25%, 11/01/2042(a)	1,000	1,012,839
Metropolitan Government of Nashville & Davidson County TN Series 2021-A 5.00%, 07/01/2023	6,220	6,285,834
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2038	1,300	1,486,058
5.50%, 07/01/2042	1,485	1,663,928

	Principal Amount (000)	U.S. $ Value

State of Tennessee Series 2015-A 5.00%, 08/01/2034 (Pre-refunded/ETM)	$2,750	$2,935,127
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,418,566
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	781,781
4.25%, 12/01/2024	1,000	942,624
		30,196,756

Texas – 6.0%
Board of Regents of the University of Texas System Series 2016-E 5.00%, 08/15/2023	2,000	2,028,884
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2030	1,800	2,048,785
5.00%, 01/01/2034	1,575	1,799,031
5.00%, 01/01/2035	1,350	1,528,901
5.00%, 01/01/2037	1,675	1,862,527
5.00%, 01/01/2039	1,000	1,102,284
City of Dallas TX Series 2021 5.00%, 02/15/2023	5,105	5,109,921
City of Houston TX Series 2021-A 5.00%, 03/01/2026	2,500	2,702,632
5.00%, 03/01/2027	4,180	4,618,225
City of Houston TX Airport System Revenue Series 2020-A 4.00%, 07/01/2037	3,000	2,980,574
Series 2021-A 4.00%, 07/01/2035	1,100	1,104,474
4.00%, 07/01/2037	1,085	1,077,974
4.00%, 07/01/2039	2,500	2,467,876
4.00%, 07/01/2040	5,175	5,093,901
5.00%, 07/01/2032	1,000	1,136,377
5.00%, 07/01/2033	3,000	3,395,421
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	2,465	2,490,303
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2024	1,100	1,136,603
Series 2019-B 4.00%, 11/15/2039	1,015	1,028,696
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2038	1,750	1,964,629
5.00%, 02/01/2039	2,000	2,230,111
5.00%, 02/01/2040	2,470	2,737,980

	Principal Amount (000)	U.S. $ Value

Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	$905	$920,203
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2020-B 5.00%, 12/01/2023	4,000	4,081,036
Fort Worth Independent School District Series 2021-A 5.00%, 02/15/2026	2,900	3,139,735
5.00%, 02/15/2027	2,350	2,605,277
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2041	2,000	2,011,939
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2040	1,000	944,386
4.00%, 12/01/2041	750	703,586
5.00%, 12/01/2033	750	799,706
Series 2022-B 4.00%, 12/01/2041	1,000	928,766
Lewisville Independent School District Series 2020 5.00%, 08/15/2023	2,430	2,463,658
5.00%, 08/15/2024	2,295	2,387,108
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2021 5.00%, 05/15/2029	800	922,919
Series 2022 5.00%, 05/15/2040	5,000	5,442,524
5.00%, 05/15/2041	10,000	10,759,075
Mesquite Independent School District Series 2015-A 4.00%, 08/15/2035 (Pre-refunded/ETM)	1,530	1,597,015
4.00%, 08/15/2036 (Pre-refunded/ETM)	1,590	1,659,644
4.00%, 08/15/2037 (Pre-refunded/ETM)	1,655	1,727,491
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	917	421,094
7.50%, 11/15/2036	225	194,276
7.50%, 11/15/2037	35	28,819
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,405,115

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2031	$1,000	$1,011,838
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2041	1,690	1,418,511
North Texas Tollway Authority Series 2017-A 5.00%, 01/01/2038	335	335,497
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,171,118
Port Authority of Houston of Harris County Texas Series 2021 5.00%, 10/01/2027	1,065	1,193,127
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	240	196,984
Series 2021 2.00%, 01/01/2027(a)	550	487,664
Spring Independent School District Series 2021 5.00%, 08/15/2027	1,430	1,598,147
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,749,901
5.00%, 07/01/2031	10,940	12,178,192
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025(b) (c)	1,105	442,000
Texas Transportation Commission State Highway Fund Series 2014-A 5.00%, 04/01/2023	3,345	3,359,249

		122,931,709

Utah – 0.4%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2038	4,635	4,615,663
4.00%, 07/01/2040	2,915	2,887,189
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2041	1,000	828,049

		8,330,901

Virginia – 2.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,279	1,270,168

	Principal Amount (000)	U.S. $ Value

Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	$5,000	$4,858,449
Hampton Roads Transportation Accountability Commission Series 2021-A 5.00%, 07/01/2026	2,685	2,931,383
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2020-B 5.00%, 08/01/2023	5,000	5,065,778
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 01/01/2032	3,220	3,591,245
5.00%, 07/01/2032	2,800	3,118,599
5.00%, 01/01/2033	4,000	4,445,408
5.00%, 07/01/2033	8,090	8,972,697
5.00%, 01/01/2037	2,175	2,328,965
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	4,000	4,001,102

		40,583,794

Washington – 4.8%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2033	2,060	2,268,631
4.00%, 07/01/2035	2,020	2,147,353
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2023	4,020	4,073,686
Energy Northwest (Bonneville Power Administration) Series 2016 5.00%, 07/01/2025	19,925	21,212,502
Series 2021-A 4.00%, 07/01/2042	1,000	1,009,870
Port of Seattle WA Series 2013 5.00%, 07/01/2024	4,820	4,858,660
Series 2019 5.00%, 04/01/2033	2,000	2,195,672
5.00%, 04/01/2034	1,000	1,093,655
Series 2021 4.00%, 08/01/2040	2,000	1,970,097
4.00%, 08/01/2041	11,380	11,088,305
5.00%, 08/01/2023	1,165	1,175,990
Series 2022 5.00%, 08/01/2024	2,000	2,057,606
5.00%, 08/01/2025	5,855	6,167,341
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	5,000	4,999,942

	Principal Amount (000)	U.S. $ Value

State of Washington Series 2015-R 5.00%, 07/01/2026	$13,325	$14,016,819
University of Washington Series 2022-B 2.787%, 07/01/2033	2,500	2,154,961
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(a)	12,400	12,415,767
Washington State Convention Center Public Facilities District Series 2021 4.00%, 07/01/2031	1,600	1,500,265
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(a)	2,125	1,900,519

		98,307,641

West Virginia – 0.2%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a)	1,185	955,147
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,600	2,336,767
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	265	261,611

		3,553,525

Wisconsin – 2.9%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	1,000	774,354
State of Wisconsin Series 2015-A 5.00%, 05/01/2029 (Pre-refunded/ETM)	9,570	9,631,113
Series 2021-2 5.00%, 05/01/2026	5,850	6,378,158
Series 2023-1 5.00%, 05/01/2028	4,300	4,919,995
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	150	150,710
5.00%, 10/01/2025(a)	555	562,834
5.00%, 10/01/2026(a)	590	600,225
5.00%, 10/01/2027(a)	610	621,638
5.00%, 10/01/2028(a)	335	341,427
5.00%, 10/01/2029(a)	155	157,891

	Principal Amount (000)	U.S. $ Value

Wisconsin Department of Transportation Series 2013-1 5.00%, 07/01/2023	$5,500	$5,560,044
5.00%, 07/01/2024 (Pre-refunded/ETM)	6,500	6,569,364
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	2,000	2,154,390
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	280	249,130
Series 2022-A 3.875%, 12/01/2039(a)	1,285	1,137,172
Wisconsin Public Finance Authority Series 2022 5.00%, 02/01/2042	2,000	2,003,709
5.50%, 02/01/2042(a)	3,100	2,971,693
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 5.00%, 07/01/2035	300	325,628
5.00%, 07/01/2036	350	375,966
5.00%, 07/01/2038	375	397,175
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	5,000	4,613,954
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,275,733
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	3,000	3,097,371
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2035	1,220	1,248,946
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2032(a)	915	863,140
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(a)	1,500	1,360,762

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	$1,725	$1,895,815

		60,238,337

Total Long-Term Municipal Bonds (cost $1,977,077,029)		1,896,734,224

Short-Term Municipal Notes – 2.4%
District of Columbia – 0.5%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 1.66%, 11/01/2045(f)	2,500	2,500,000
District of Columbia (Georgetown University (The)) Series 2016 1.63%, 04/01/2041(f)	7,700	7,700,000

		10,200,000

Illinois – 0.1%
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 1.68%, 06/01/2038(f)	2,350	2,350,000

Louisiana – 0.4%
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 1.73%, 07/01/2047(f)	5,250	5,250,000
Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC) Series 2013 1.68%, 04/02/2023	2,280	2,280,000

		7,530,000

Maryland – 0.0%
Maryland Health & Higher Educational Facilities Authority Series 2014A 1.83%, 04/01/2035(f)	1,000	1,000,000

Minnesota – 0.1%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 1.63%, 11/15/2034(f)	1,000	1,000,000
1.65%, 11/15/2034(f)	990	990,000

		1,990,000

New Jersey – 0.2%
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-B 1.55%, 07/01/2036(f)	1,000	1,000,000
Series 2008-C 1.55%, 07/01/2036(f)	2,145	2,145,000

		3,145,000

	Principal Amount (000)	U.S. $ Value

New York – 1.1%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 1.65%, 04/01/2045(f)	$4,725	$4,725,000
New York City Health and Hospitals Corp. Series 2008-B 1.92%, 02/15/2031(f)	11,000	11,000,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 1.68%, 05/01/2044(f)	4,025	4,025,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 1.65%, 07/01/2032(f)	2,540	2,540,000

		22,290,000

Ohio – 0.0%
Columbus Regional Airport Authority Series 2006 1.68%, 12/01/2036(f)	840	840,000

Total Short-Term Municipal Notes (cost $49,345,000)		49,345,000

Total Municipal Obligations (cost $2,026,422,029)		1,946,079,224

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Agency CMBS – 0.6%
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	973	942,871
Series 2021-2, Class A 3.75%, 03/25/2035	4,919	4,918,376
Series 2021-2, Class X 0.823%, 03/25/2035(g)	2,460	134,782
Series 2021-3, Class A 3.25%, 08/20/2036	1,965	1,820,852
Federal Home Loan Mortgage Corp.
Series 2021-ML10, Class ACA 2.046%, 06/25/2038	983	764,147
Series 2021-ML12, Class AUS 2.34%, 07/25/2041(a)	2,475	1,966,369
Series 2022-ML13, Class XCA 0.953%, 07/25/2036(g)	1,195	71,153
Series 2022-ML13, Class XUS 0.983%, 09/25/2036(g)	2,094	151,264
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	976	919,698
Series 2021-1, Class X 0.726%, 12/20/2035(g)	978	49,227

		11,738,739

	Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.8%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	$1,487	$1,502,706
Series 2022-1, Class A 4.375%, 09/20/2036	9,928	9,951,805
Series 2022-2, Class A 4.00%, 10/20/2036	4,980	4,825,165
Series 2022-2, Class X 0.719%, 10/01/2036(g)	4,980	260,031

		16,539,707

Total Commercial Mortgage-Backed Securities (cost $29,974,669)		28,278,446

CORPORATES - INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Capital Goods – 0.2%
Caterpillar Financial Services Corp. 4.528% (SOFR + 0.27%), 09/13/2024(d)	2,500	2,491,400
John Deere Capital Corp. 4.429% (SOFR + 0.12%), 07/10/2023(d)	1,435	1,432,331

		3,923,731

Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 5.609% (SOFR + 1.30%), 04/07/2025(d)	5,000	4,971,850

Consumer Non-Cyclical – 0.5%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	901,880
1.777%, 11/15/2030	1,000	809,840
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,731,417
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	785,570
UPMC Series D-1 3.60%, 04/03/2025	5,600	5,408,984

		9,637,691

Services – 0.1%
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,315,059

Total Corporates - Investment Grade (cost $21,892,955)		19,848,331

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Financial Institutions – 0.0%
Banking – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(h) (i)	$249	$246,925

Industrial – 0.2%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	1,933	1,510,852
DISH DBS Corp. 5.25%, 12/01/2026(a)	959	826,323
5.75%, 12/01/2028(a)	996	816,889

		3,154,064

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	2,000	1,711,280

Total Corporates - Non-Investment Grade (cost $6,135,684)		5,112,269

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(j) (cost $4,999,324)	5,000	4,725,000

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 8.756% (LIBOR 1 Month + 4.25%), 11/25/2023(d)	104	106,369
Series 2014-DN3, Class M3 8.506% (LIBOR 1 Month + 4.00%), 08/25/2024(d)	33	33,757
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 7.406% (LIBOR 1 Month + 2.90%), 07/25/2024(d)	46	46,703
Series 2015-C02, Class 1M2 8.506% (LIBOR 1 Month + 4.00%), 05/25/2025(d)	52	53,214

Total Collateralized Mortgage Obligations (cost $232,772)		240,043

U.S. $ Value

Total Investments – 97.3% (cost $2,089,657,433)(k)	$2,004,283,313
Other assets less liabilities – 2.7%	55,792,780

Net Assets – 100.0%	$2,060,076,093

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.29%	USD	10,200	$(342,021)	$(239,478)	$(102,543)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,000	04/29/2024	2.765%	CPI#	Maturity	$1,124,042	$—	$1,124,042
USD	30,000	08/06/2024	2.815%	CPI#	Maturity	1,739,676	—	1,739,676
USD	20,000	11/02/2024	3.310%	CPI#	Maturity	638,687	—	638,687
USD	25,000	11/19/2024	3.695%	CPI#	Maturity	498,290	—	498,290
USD	40,000	11/24/2024	3.469%	CPI#	Maturity	1,064,964	—	1,064,964
USD	5,345	01/15/2025	2.565%	CPI#	Maturity	446,466	—	446,466
USD	2,673	01/15/2025	2.585%	CPI#	Maturity	221,150	—	221,150
USD	2,672	01/15/2025	2.613%	CPI#	Maturity	218,144	—	218,144
USD	148,000	01/15/2026	3.508%	CPI#	Maturity	5,118,753	—	5,118,753
USD	135,000	01/15/2026	3.580%	CPI#	Maturity	4,165,874	—	4,165,874
USD	10,000	04/01/2026	2.508%	CPI#	Maturity	813,422	—	813,422
USD	30,000	08/06/2026	2.689%	CPI#	Maturity	1,669,061	—	1,669,061
USD	25,000	10/04/2026	2.725%	CPI#	Maturity	1,082,172	—	1,082,172
USD	25,000	11/24/2026	3.176%	CPI#	Maturity	497,681	—	497,681
USD	74,000	01/15/2028	3.232%	CPI#	Maturity	2,428,829	—	2,428,829
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	3,275,729	—	3,275,729
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,035,079	—	3,035,079
USD	25,000	10/04/2028	2.661%	CPI#	Maturity	1,093,223	—	1,093,223
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	1,741,001	—	1,741,001
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	775,501	—	775,501
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	768,853	—	768,853
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	246,505	—	246,505
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	243,864	—	243,864
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	441,479	—	441,479
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	407,731	—	407,731
USD	15,000	12/02/2035	2.074%	CPI#	Maturity	2,068,596	—	2,068,596
USD	25,000	04/01/2036	2.438%	CPI#	Maturity	2,114,956	—	2,114,956
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	2,363,892	—	2,363,892
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	727,086	—	727,086
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	625,656	—	625,656
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,365,765	—	1,365,765
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	1,948,796	—	1,948,796
USD	35,000	11/02/2036	2.638%	CPI#	Maturity	1,064,911	—	1,064,911

						$46,035,834	$—	$46,035,834

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	37,000	01/15/2027	1 Day SOFR	2.484%	Annual	$(1,488,076)	$—	$(1,488,076)
USD	70,000	04/15/2032	1.254%	1 Day SOFR	Annual	11,613,690	—	11,613,690
USD	55,000	04/15/2032	2.677%	1 Day SOFR	Annual	2,365,566	—	2,365,566
USD	37,000	04/15/2032	2.316%	1 Day SOFR	Annual	2,723,793	—	2,723,793
USD	20,000	04/15/2032	1.658%	1 Day SOFR	Annual	2,616,868	—	2,616,868
USD	20,000	04/15/2032	1.862%	1 Day SOFR	Annual	2,262,293	—	2,262,293

						$20,094,134	$—	$20,094,134

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	43	$(10,410)	$(3,953)	$(6,457)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	370	(90,221)	(44,203)	(46,018)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	25	(6,034)	(2,867)	(3,167)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,733)	(2,197)	(3,536)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	291	(71,061)	(27,269)	(43,792)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	438	(106,818)	(39,937)	(66,881)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	752	(183,461)	(86,593)	(96,868)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	143	(34,852)	(17,004)	(17,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	380	(92,635)	(33,617)	(59,018)

						$(601,225)	$(257,640)	$(343,585)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	86,000	01/15/2027	3.600%	CPI#	Maturity	$1,463,867	$—	$1,463,867
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,006,728	—	2,006,728
Barclays Bank PLC	USD	25,000	08/07/2024	2.573%	CPI#	Maturity	291,237	—	291,237
Barclays Bank PLC	USD	19,000	05/05/2025	2.125%	CPI#	Maturity	1,765,877	—	1,765,877
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,414,477	—	2,414,477
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	1,772,573	—	1,772,573
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	1,836,141	—	1,836,141
Citibank, NA	USD	47,000	05/24/2023	2.533%	CPI#	Maturity	103,815	—	103,815
Citibank, NA	USD	30,000	10/29/2023	2.524%	CPI#	Maturity	447,563	—	447,563
Citibank, NA	USD	30,000	09/19/2024	2.070%	CPI#	Maturity	3,173,129	—	3,173,129
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	1,945,255	—	1,945,255
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,191,621	—	1,191,621
Citibank, NA	USD	35,000	02/15/2041	2.888%	CPI#	Maturity	(1,419,128)	—	(1,419,128)
Citibank, NA	USD	13,000	02/15/2041	2.744%	CPI#	Maturity	(197,711)	—	(197,711)
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	2,867,289	—	2,867,289
Goldman Sachs International	USD	400,000	04/15/2024	5.207%	CPI#	Maturity	400,824	—	400,824
Goldman Sachs International	USD	57,000	04/15/2024	4.308%	CPI#	Maturity	1,652,963	—	1,652,963
Goldman Sachs International	USD	39,000	01/15/2027	3.534%	CPI#	Maturity	825,139	—	825,139
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	481,115	—	481,115
Goldman Sachs International	USD	20,000	02/15/2041	2.890%	CPI#	Maturity	(819,872)	—	(819,872)
Goldman Sachs International	USD	15,000	02/15/2041	2.815%	CPI#	Maturity	(413,659)	—	(413,659)
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	647,858	—	647,858
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	286,610	—	286,610
JPMorgan Chase Bank, NA	USD	1,400	06/30/2026	2.890%	CPI#	Maturity	(114,546)	—	(114,546)
JPMorgan Chase Bank, NA	USD	3,300	07/21/2026	2.935%	CPI#	Maturity	(305,242)	—	(305,242)
JPMorgan Chase Bank, NA	USD	2,400	10/03/2026	2.485%	CPI#	Maturity	(6,740)	—	(6,740)
JPMorgan Chase Bank, NA	USD	5,400	11/14/2026	2.488%	CPI#	Maturity	(23,518)	—	(23,518)
JPMorgan Chase Bank, NA	USD	4,850	12/23/2026	2.484%	CPI#	Maturity	(5,829)	—	(5,829)
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	1,120,606	—	1,120,606

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	$806,241	$—	$806,241
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	2,348,184	—	2,348,184
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,414,580	—	1,414,580
JPMorgan Chase Bank, NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	934,280	—	934,280
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	2,796,094	—	2,796,094
Morgan Stanley Capital Services LLC	USD	10,000	04/16/2023	2.690%	CPI#	Maturity	(142,418)	—	(142,418)
Morgan Stanley Capital Services LLC	USD	5,000	08/15/2026	2.885%	CPI#	Maturity	(407,568)	—	(407,568)

							$31,137,835	$—	$31,137,835

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	$1,154,062	$—	$1,154,062

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $106,960,536 or 5.2% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(e)	When-Issued or delayed delivery security.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	IO - Interest Only.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,492,303 and gross unrealized depreciation of investments was $(104,890,686), resulting in net unrealized depreciation of $12,601,617).

As of January 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Glossary:
ACA – ACA Financial Guaranty Corporation
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CMBS – Commercial Mortgage-Backed Securities
COP – Certificate of Participation
CPI – Consumer Price Index
ETM – Escrowed to Maturity
FHLMC – Federal Home Loan Mortgage Corporation
LIBOR – London Interbank Offered Rate
MUNIPSA – SIFMA Municipal Swap Index
NATL – National Interstate Corporation
SOFR – Secured Overnight Financing Rate
SRF – State Revolving Fund
UPMC – University of Pittsburgh Medical Center
XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,896,734,224	$—	$1,896,734,224
Short-Term Municipal Notes	—	49,345,000	—	49,345,000
Commercial Mortgage-Backed Securities	—	28,278,446	—	28,278,446
Corporates - Investment Grade	—	19,848,331	—	19,848,331
Corporates - Non-Investment Grade	—	4,865,344	246,925	5,112,269
Governments - Treasuries	—	4,725,000	—	4,725,000
Collateralized Mortgage Obligations	—	240,043	—	240,043

Total Investments in Securities	—	2,004,036,388	246,925	2,004,283,313
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	46,035,834	—	46,035,834
Centrally Cleared Interest Rate Swaps	—	21,582,210	—	21,582,210
Inflation (CPI) Swaps	—	34,994,066	—	34,994,066
Interest Rate Swaps	—	1,154,062	—	1,154,062
Liabilities:
Centrally Cleared Credit Default Swaps	—	(342,021)	—	(342,021)
Centrally Cleared Interest Rate Swaps	—	(1,488,076)	—	(1,488,076)
Credit Default Swaps	—	(601,225)	—	(601,225)
Inflation (CPI) Swaps	—	(3,856,231)	—	(3,856,231)

Total	$—	$2,101,515,007	$246,925	$2,101,761,932

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,358	$165,404	$175,762	$0	$125